Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RAW MATERIALS AND CONSUMABLES USED
Energy purchases	$ (327,157,312)	$ (326,365,798)	$ (346,954,692)
Fuel consumption	(230,944,414)	(230,993,754)	(280,739,362)
Transportation costs	(158,965,923)	(141,551,194)	(152,869,838)
Cost of gas sales	(74,998,608)	(80,477,713)	(75,662,185)
Other raw materials and consumables	(42,870,545)	(30,585,693)	(47,751,929)
Total raw materials and consumables	(834,936,802)	(809,974,152)	(903,978,006)
Gas
RAW MATERIALS AND CONSUMABLES USED
Fuel consumption	(134,127,364)	(140,113,581)	(170,456,730)
Oil
RAW MATERIALS AND CONSUMABLES USED
Fuel consumption	(3,326,061)	(11,143,015)	(21,227,747)
Coal
RAW MATERIALS AND CONSUMABLES USED
Fuel consumption	$ (93,490,989)	$ (79,737,158)	$ (89,054,885)